Leases – The Group as a lessee (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of ROU assets classified within property, plant and equipment

ROU assets classified within property, plant and equipment

	2024	2023
	US$	US$
Carrying amounts
Leasehold land and buildings	2,040,813	1,999,304
Plant and equipment	-	270
Motor vehicles	89,683	130,642
	2,130,496	2,130,216

Schedule of depreciation charge	(b) Depreciation charge during the financial year
	2024	2023
	US$	US$

Leasehold land and buildings	231,952	208,860
Plant and equipment	270	7,882
Motor vehicles	40,958	40,480
	273,180	257,222

Schedule of interest expense	Interest expense
	2024	2023
	US$	US$

Interest expense on lease liabilities	53,725	55,934

Schedule of short-term leases	(c) Short-term leases
	2024	2023
	US$	US$

Expense relating to short-term leases	142,441	372,721
Repayment of lease principal and interest	249,510	241,470
Total cash outflow for leases	391,951	614,191

Schedule of lease liabilities	(e) Lease liabilities
	2024	2023
	US$	US$
Current	221,254	192,282
Non-current	1,926,702	1,974,524
	2,147,956	2,166,806